Drilling units (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of drilling units
Newbuildings consist of the following:

(In $ millions)
Opening balance as at January 1, 2017 (Predecessor)	1,531
Additions	5
Capitalized interest and loan related costs	28
Disposals (1)	(620)
Impairment (2)	(696)
Closing balance as at December 31, 2017 (Predecessor)	248
Additions	1
Closing balance as at July 1, 2018 (Predecessor)	249
Fresh Start adjustments (3)	(249)
Opening balance as at July 2, 2018 (Successor)	—
Additions	—
Closing balance as at December 31, 2018 (Successor)	—

(1)
In July 2017, Sevan Drilling and Cosco reached agreement to defer the Sevan Developer delivery period until June 30, 2020. The contract amendment included a termination clause for Cosco and therefore it was deemed that Sevan had lost control of the asset. The Newbuild asset and corresponding construction obligation were derecognized. Refer to Note 9 - Loss on disposals for further information.

(2)
As part of the Chapter 11 proceedings, the Debtors negotiated and announced a global settlement with various creditors, including Samsung Heavy Industries ("Samsung") and Daewoo Shipbuilding & Marine Engineering ("DSME"). The global settlement included an agreement regarding the allowed claim of the newbuild shipyards Samsung and DSME, and the Debtors’ rejection and recognized termination of the newbuild contracts for the West Dorado, West Draco, West Aquila and the West Libra. As the Plan anticipated the rejection and termination of the newbuild contracts we recognized an impairment of the newbuild assets related to the West Dorado, West Draco, West Aquila and the West Libra, totaling $696 million, in the year ended December 31, 2017 (Predecessor).

(3)
Adjustment to record the newbuildings at fair value based on the value derived from an income approach compared to the current contractual obligations remaining to be paid. Refer to Note 5 - Fresh Start Accounting for further information.

(In $ millions)	Cost	Accumulated depreciation	Net book value
Opening balance as at January 1, 2017 (Predecessor)	17,753	(3,477)	14,276
Additions	110	—	110
Depreciation	—	(779)	(779)
Disposals	(528)	137	(391)
Closing balance as at December 31, 2017 (Predecessor)	17,335	(4,119)	13,216
Additions	117	—	117
Depreciation	—	(388)	(388)
Impairment	(414)	—	(414)
Closing balance as at July 1, 2018 (Predecessor)	17,038	(4,507)	12,531
Fresh Start adjustments	(10,241)	4,507	(5,734)

Opening balance as at July 2, 2018 (Successor)	6,797	—	6,797
Additions	93	—	93
Depreciation	—	(231)	(231)
Closing balance as at December 31, 2018 (Successor)	6,890	(231)	6,659